LEASES - Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Payments	$ 8,520	$ 8,441	$ 7,819
Finance Lease, Interest Payment on Liability	52	58	62
Finance Lease, Principal Payments	99	91	87
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	4,749	1,552	6,585
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ (272)	$ 0	$ 0